Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2022
Off-Balance Sheet Commitments [Abstract]
Off-Balance Sheet Commitments	OFF-BALANCE SHEET COMMITMENTS
The off-balance-sheet commitments as of December 31, 2021 have not changed significantly during the first half of 2022, except for the following commitments:

Sublease in the United-States
In May 2021, the Company signed a sublease agreement for a portion of its premises located in Cambridge. As part of this agreement, the security deposit received is as follows:

	Sublease to be received
As of June 30, 2022	Total	Less than one year	One to five years	More than five years
Sublease in US	311	311	—	—
Total	311	311	—	—